Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,	December 31,
	2021	2020
Equipment	$6,461,263	$6,361,808
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	348,535	315,905
Buildings	99,359	-
Land and improvements	76,569	44,840
	7,043,294	6,780,121
Less accumulated depreciation	(3,802,265)	(3,129,046)
	3,241,029	3,651,075

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(810,185)	(758,851)
	1,687,251	1,738,585
Total	$4,928,280	$5,389,660